Derivatives And Hedging Activities (Activity Related To Fully Effective Interest Rate Swaps Designated As Fair Value Hedges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010
Issued [Member]
Derivative [Line Items]
Interest rate swap agreements outstanding	$ 0	$ 0		$ 100	[1]	$ 100	[1]	$ 0	$ 0	$ 0		$ 0		$ 200	$ 0
Terminated [Member]
Derivative [Line Items]
Interest rate swap agreements outstanding	0	464	[2]	0		0		0	0	100	[3]	700	[3]	464	800
Undesignated [Member]
Derivative [Line Items]
Interest rate swap agreements outstanding	0	0		0		0		0	0	2	[4]	0		0	2
Fixed-To-Floating Interest Rate Swap [Member]
Derivative [Line Items]
Gain on terminations of fixed-to-floating interest rate swaps		$ 27

[1]	Fixed-to-floating interest rate swaps were effective when issued and were terminated in the third quarter of 2011.
[2]	Terminations of fixed-to-floating interest rate swaps were not in connection with early debt retirements. The resulting $27 million gain was deferred and recorded in Long-term debt and is being amortized as an adjustment of Interest expense over the life of the respective underlying debt through June 2014, March 2015 or March 2016.
[3]	Terminations were not in connection with early debt retirements. The resulting gains were immaterial.
[4]	Undesignated in connection with early debt retirements. The resulting gain was immaterial.